Summary of Significant Accounting Policies (Details Textual) - USD ($) $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 03, 2019	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jul. 31, 2020	May 31, 2020	Jan. 01, 2019
Prepaid Expense and Other Assets, Current		$ 675			$ 675		$ 1,552	$ 1,912
Increase (Decrease) in Prepaid Expense and Other Assets, Total					(537)	$ (1,420)	(544)	548
Asset Impairment Charges, Total							0	0
Revenue from Contract with Customer, Including Assessed Tax		1,925		$ 11,463	10,922	11,463	12,839	0
Accounts Receivable, after Allowance for Credit Loss, Current, Total							1,681	0
Cost of Goods and Services Sold, Total							10,000	0
Capitalized Contract Cost, Gross							2,800
Deferred Revenue, Total							0	0
Accounts Receivable, Allowance for Credit Loss, Ending Balance		0			0		0	0
Income Tax Examination, Penalties and Interest Accrued, Total							$ 0	0
Open Tax Year							2014 2015 2016 2017 2018 2019
Lease liabilities, Operating leases		1,991			1,991		$ 2,185
Total operating lease right-of-use assets		1,357			1,357		1,537
Accounting Standards Update 2016-02 [Member]
Lease liabilities, Operating leases											$ 2,600
Total operating lease right-of-use assets											$ 2,600
Royalty and Direct Contract Acquisition Costs [Member]
Capitalized Contract Cost, Amortization							1,900
License [Member]
Revenue from Contract with Customer, Including Assessed Tax							10,000
Accounts Receivable, after Allowance for Credit Loss, Current, Total		0			0		1,600
Reimbursement of Out-of-pocket Third-party Research and Development Costs [Member]
Revenue from Contract with Customer, Including Assessed Tax							1,100
Accounts Receivable, after Allowance for Credit Loss, Current, Total							200
Consulting Services [Member]
Revenue from Contract with Customer, Including Assessed Tax		0		0	1,700	0	1,700
Accounts Receivable, after Allowance for Credit Loss, Current, Total		0			0		100
Deferred Revenue, Total		0			0		0
GPC [Member] | License [Member]
Revenue from Contract with Customer, Including Assessed Tax	$ 10,000	0		11,500	7,300	1,000
Revenue Recognition, Milestone Method, Revenue to be Recognized	63,000
Revenue Recognition, Milestone Method, Additional Revenue to be Recognized	420,000
Capitalized Contract Cost, Gross		2,800			2,800
Deferred Revenue, Total		0			0		0
Regulatory Milestone Revenue to Be Earned Following FDA Acceptance	$ 5,000									$ 5,000
Contract with Customer, Liability, Revenue Recognized			$ 5,000
GPC [Member] | License [Member] | Royalty and Direct Contract Acquisition Costs [Member]
Capitalized Contract Cost, Amortization		0			800
Corium, Inc [Member] | Consulting Services [Member]
Revenue from Contract with Customer, Including Assessed Tax		1,900		$ 0	1,900	$ 0
Accounts Receivable, after Allowance for Credit Loss, Current, Total		2,000			2,000
Deferred Revenue, Total		$ 100			$ 100		$ 0
Consulting Agreement, Maximum Amount to be Received									$ 15,600
Contract with Customer, Asset, after Allowance for Credit Loss, Total									13,600
Consulting Agreement, Conditional Milestone Achievement to be Received									$ 2,000
Percentage of Consulting Services and Out-of-pocket Third-party Research and Development Costs Recognized									15.00%
Minimum [Member]
Property, Plant and Equipment, Useful Life							3 years
Maximum [Member]
Property, Plant and Equipment, Useful Life							10 years
Scenario, Previously Reported [Member] | Consulting Services [Member]
Accounts Receivable, after Allowance for Credit Loss, Current, Total							$ 1,400
Restatement Adjustment [Member]
Prepaid Expense and Other Assets, Current								(100)
Increase (Decrease) in Prepaid Expense and Other Assets, Total								$ (100)